Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,923,038	$ 2,511,187
Cost of revenue	1,428,696	1,758,228
Gross profit	1,494,342	752,959
Operating expenses
Selling and marketing	72,156	86,574
General and administrative	201,564	190,897
Total operating expenses	273,720	277,471
Income from operations	1,220,622	475,488
Other income
Interest income	34,570	25,863
Other income, net	21
Total other income, net	34,591	25,863
Income before income taxes	1,255,213	501,351
Income tax expense	180,239	57,272
Net income	1,074,974	444,079
Other comprehensive income/(loss)
Foreign currency translation adjustments	(10,322)	2,453
Total comprehensive income	$ 1,064,652	$ 446,532
Earnings per share
Earnings per share, basic	$ 107.50	$ 44.41
Earnings per share, diluted	$ 107.50	$ 44.41
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Weighted average shares outstanding, basic	10,000	10,000
Weighted average shares outstanding, diluted	10,000	10,000